Net Trading Revenue (Tables)	12 Months Ended
Dec. 31, 2010
Net Trading Revenue
Net Trading Revenue

	2008	2009	2010
	(In millions of Korean won)
Debt securities	134,163	(12,538)	(29,677)
Equity securities	(65,663)	(3,768)	38,037
Foreign exchange spot contracts	(143,961)	98,101	(368,713)
Derivative instruments	179,602	82,817	758,274

Total net trading revenue	104,141	164,612	397,921